LOSS PER SHARE (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Class A ordinary shares USD ($)	Dec. 31, 2014 Class A ordinary shares CNY	Dec. 31, 2013 Class A ordinary shares CNY	Dec. 31, 2012 Class A ordinary shares CNY	Dec. 31, 2014 Class B ordinary shares USD ($)	Dec. 31, 2014 Class B ordinary shares CNY	Dec. 31, 2013 Class B ordinary shares CNY	Dec. 31, 2012 Class B ordinary shares CNY
Numerator:
Allocation of undistributed losses	$ (109,126)	(677,086)	(467,563)	(291,470)	$ (25,858)	(160,440)	(132,545)	(111,321)
Denominator:
Weighted-average ordinary shares outstanding	2,747,392,652	2,747,392,652	2,326,661,195	1,726,912,295	651,011,899	651,011,899	659,561,893	659,561,893
Denominator used for loss per share	2,747,392,652	2,747,392,652	2,326,661,195	1,726,912,295	651,011,899	651,011,899	659,561,893	659,561,893
Loss per share - basic (in CNY per share/dollars per share)	$ (0.04)	(0.25)	(0.20)	(0.17)	$ (0.04)	(0.25)	(0.20)	(0.17)
Numerator:
Allocation of undistributed losses for diluted computation	(109,126)	(677,086)	(467,563)	(291,470)	(25,858)	(160,440)	(132,545)	(111,321)
Reallocation of undistributed losses as a result of conversion of Class B to Class A shares	(25,858)	(160,440)	(132,545)	(111,321)
Allocation of undistributed losses	$ (134,984)	(837,526)	(600,108)	(402,791)	$ (25,858)	(160,440)	(132,545)	(111,321)
Denominator:
Weighted-average ordinary shares outstanding	2,747,392,652	2,747,392,652	2,326,661,195	1,726,912,295	651,011,899	651,011,899	659,561,893	659,561,893
Conversion of Class B to Class A ordinary shares	651,011,899	651,011,899	659,561,893	659,561,893
Denominator used for loss per share	3,398,404,551	3,398,404,551	2,986,223,088	2,386,474,188	651,011,899	651,011,899	659,561,893	659,561,893
Loss per share - diluted (in CNY per share/dollars per share)	$ (0.04)	(0.25)	(0.20)	(0.17)	$ (0.04)	(0.25)	(0.20)	(0.17)